Benefit Plans - Estimated Future Benefit Payments (Details) - Postretirement Benefits [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Benefit Plans [Abstract]
2026	$ 332
2027	377
2028	425
2029	462
2030	508
2031 - 2035	$ 2,109